Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
November 30, 2021
CSI-NPRT3-0122
1.824280.116
Municipal Bonds - 100.8%
	Principal Amount (a)	Value ($)
California - 100.7%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/22	1,295,000	1,344,711
5% 10/1/24	1,220,000	1,320,889
Series 2016 A:
4% 10/1/23	850,000	905,299
5% 10/1/22	1,250,000	1,296,168
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	1,065,493
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,794,985
Series 2021 A, 2%, tender 4/1/28 (b)	10,000,000	10,568,544
Series A, 2.95%, tender 4/1/26 (b)	1,000,000	1,078,856
Series B, 2.85%, tender 4/1/25 (b)	7,325,000	7,820,132
Series C, 2.1%, tender 12/21/21 (b)	7,000,000	7,011,461
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	1,000,000	1,030,581
5% 10/1/24 (c)	1,000,000	1,069,773
5% 10/1/25 (c)	1,000,000	1,106,268
5% 10/1/26 (c)	1,000,000	1,138,188
5% 10/1/27 (c)	1,000,000	1,166,794
5% 10/1/28 (c)	1,000,000	1,189,890
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/22	350,000	356,314
4% 6/1/23	490,000	516,321
5% 6/1/24	350,000	389,460
5% 6/1/25	400,000	461,397
5% 6/1/26	500,000	595,335
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/22	650,000	660,462
5% 4/1/23	525,000	558,111
5% 4/1/24	525,000	581,452
5% 4/1/25	415,000	477,197
5% 4/1/26	475,000	564,618
5% 4/1/27	475,000	581,687
5% 4/1/28	375,000	471,521
California Gen. Oblig.:
Series 2014, 4% 5/1/23	2,440,000	2,569,874
Series 2015, 5% 8/1/24	2,060,000	2,313,747
Series 2017, 5% 8/1/23	8,175,000	8,816,248
Series 2018, 5% 8/1/25	250,000	290,870
Series 2019:
5% 10/1/22	7,000,000	7,281,901
5% 4/1/28	4,380,000	5,485,868
Series 2020:
4% 3/1/23	5,000,000	5,236,498
4% 3/1/24	2,500,000	2,706,107
5% 11/1/26	2,000,000	2,419,240
5% 11/1/27	1,000,000	1,243,132
5% 11/1/28	10,000,000	12,704,473
Series 2021:
4% 12/1/24	5,000,000	5,539,192
5% 12/1/25	2,500,000	2,940,985
5% 9/1/27	5,000,000	6,188,906
5% 9/1/28	5,000,000	6,327,026
5% 10/1/29	7,000,000	9,079,476
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,800,000	13,526,025
Series 2009 C, 5%, tender 10/18/22 (b)	900,000	937,873
Series 2009 D, 1.7%, tender 10/18/22 (b)	5,300,000	5,369,726
Series 2016 B2, 4%, tender 10/1/24 (b)	6,120,000	6,742,362
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	6,963,142
Series 2019 C, 5%, tender 10/1/25 (b)	8,310,000	9,725,953
Series 2012 B, 5% 8/15/24	315,000	325,690
Series 2014 A, 5% 10/1/22	1,850,000	1,924,026
Series 2015, 5% 11/15/25	675,000	794,647
Series 2016 A, 4% 3/1/27	475,000	538,575
Series 2021 A:
4% 11/1/23	500,000	535,416
4% 11/1/24	365,000	403,351
5% 11/1/25	500,000	586,597
5% 11/1/26	300,000	363,372
5% 11/1/27	200,000	248,626
Series 2021 B:
5% 11/1/26	250,000	302,810
5% 11/1/27	600,000	745,879
Series 2022 A:
5% 5/15/23 (c)	550,000	573,839
5% 5/15/24 (c)	1,200,000	1,300,207
5% 5/15/25 (c)	1,650,000	1,849,129
5% 5/15/26 (c)	1,000,000	1,153,881
5% 5/15/27 (c)	275,000	325,428
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	367,535
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000,000	7,066,750
Series 2021 B1, 0.39%, tender 1/1/24 (b)	2,500,000	2,497,863
Series 2015 A, 5% 11/1/24	1,230,000	1,339,095
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,061,891
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	3,246,552
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/22	1,020,000	1,058,718
5% 10/1/23	1,230,000	1,330,536
5% 10/1/24	370,000	414,686
5% 10/1/25	1,210,000	1,400,184
5% 10/1/26	355,000	422,197
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,322,008
5% 5/15/24	910,000	1,011,769
5% 5/15/26	360,000	428,521
5% 5/15/27	350,000	427,741
(Institute On Aging Proj.) Series 2017:
5% 8/15/23	225,000	242,523
5% 8/15/24	285,000	319,930
5% 8/15/25	995,000	1,157,177
5% 8/15/26	275,000	329,835
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/22	625,000	639,782
5% 6/1/23	700,000	748,507
5% 6/1/25	1,250,000	1,441,890
5% 6/1/28	390,000	475,189
Series 2017 A:
5% 11/1/23	450,000	485,409
5% 7/1/24	1,400,000	1,557,374
5% 7/1/25	1,035,000	1,191,635
5% 11/1/25	745,000	854,349
5% 7/1/26	1,065,000	1,264,195
5% 7/1/27	1,235,000	1,506,080
5% 7/1/29	115,000	139,126
Series 2017 B:
5% 7/1/24	1,440,000	1,601,871
5% 1/1/25	1,230,000	1,391,356
5% 7/1/26	500,000	593,519
5% 7/1/27	640,000	780,479
Series 2018:
5% 10/1/22	475,000	492,868
5% 10/1/23	225,000	243,175
5% 10/1/24	275,000	308,130
5% 10/1/25	275,000	317,998
5% 10/1/26	300,000	357,099
Series 2019 A:
5% 4/1/26	650,000	768,350
5% 4/1/27	1,285,000	1,561,594
5% 4/1/28	2,000,000	2,491,018
5% 4/1/29	3,000,000	3,811,012
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	1,500,000	1,524,841
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	312,603
4% 11/15/25	630,000	701,254
4% 11/15/28	710,000	814,937
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	553,451
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	458,341
5% 5/15/26 (Build America Mutual Assurance Insured)	350,000	413,239
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	569,365
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	465,013
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	506,481
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	644,759
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,432,014
5% 5/15/25	3,400,000	3,870,361
5% 5/15/26	3,000,000	3,517,032
5% 5/15/27	3,000,000	3,619,320
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	724,233
5% 5/15/23	950,000	1,010,226
5% 5/15/24	2,265,000	2,499,093
5% 5/15/27	750,000	903,948
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	426,801
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	383,224
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/22	245,000	252,280
4% 10/15/23	285,000	302,589
4% 10/15/24	380,000	414,793
4% 10/15/25	390,000	436,060
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	9,800,000	9,956,079
Series 2012 G:
5% 11/1/24	720,000	751,803
5% 11/1/25	5,600,000	5,847,353
Series 2021 D:
5% 11/1/27	3,555,000	4,410,046
5% 11/1/28	3,745,000	4,746,359
Series 2022 C:
5% 8/1/25 (c)	2,530,000	2,823,700
5% 8/1/26 (c)	3,195,000	3,675,171
5% 8/1/27 (c)	2,955,000	3,482,445
5% 8/1/28 (c)	3,175,000	3,824,793
Series B, 5% 10/1/26	325,000	391,463
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23	9,955,000	9,955,000
Series 2014 B, 5% 10/1/22	1,225,000	1,274,017
Series 2014 C, 5% 10/1/22	1,000,000	1,040,014
Series 2021 D, 4% 11/1/26	2,905,000	3,367,602
Series A, 5% 9/1/29	860,000	964,770
California State Univ. Rev.:
Bonds Series 2016 B3, 4%, tender 11/1/23 (b)	6,205,000	6,522,587
Series 2020 A:
5% 11/1/22	2,585,000	2,699,424
5% 11/1/23	1,500,000	1,635,461
5% 11/1/24	1,500,000	1,702,447
5% 11/1/25	1,000,000	1,176,600
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/22	1,000,000	1,021,758
5% 5/15/23	2,375,000	2,538,489
5% 5/15/24	1,000,000	1,113,726
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	501,838
5% 1/1/23	500,000	524,302
5% 1/1/24	600,000	654,353
5% 1/1/25	2,100,000	2,374,798
5% 1/1/26	1,090,000	1,272,306
5% 1/1/27	1,900,000	2,282,038
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,137,168
5% 7/1/25	625,000	721,267
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	1,875,000	1,878,686
Series 2014 B:
5% 7/1/23 (Escrowed to Maturity)	870,000	934,951
5% 7/1/24 (Escrowed to Maturity)	900,000	1,007,582
Series 2015:
4% 2/1/25	940,000	988,201
5% 2/1/30	200,000	213,841
Series 2016:
5% 10/1/22	725,000	753,513
5% 10/1/24	2,030,000	2,287,390
5% 10/1/25	1,010,000	1,177,905
Series 2017 A, 3% 11/1/22 (d)	365,000	372,768
Series 2018 A, 5% 3/1/27	555,000	676,162
Series 2018, 5% 7/1/23	300,000	321,753
Series 2021 A:
5% 4/1/22	345,000	350,425
5% 4/1/23	350,000	371,637
5% 4/1/24	375,000	413,843
5% 4/1/25	575,000	656,860
5% 4/1/26	380,000	447,410
5% 4/1/27	600,000	725,319
5% 4/1/28	425,000	524,933
5% 4/1/29	625,000	786,453
5% 4/1/30	440,000	564,814
5% 4/1/31	450,000	588,601
Chula Vista Elementary School District Series 2019, 0% 8/1/23	6,500,000	6,453,533
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22 (Escrowed to Maturity)	500,000	518,027
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	300,882
5% 7/1/27	255,000	316,140
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,438,177
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/22	1,280,000	1,325,832
El Dorado Irr. Distr. Rev. Series 2016 A:
5% 3/1/22	500,000	506,036
5% 3/1/23	500,000	529,875
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	439,793
5% 9/1/23	1,000,000	1,074,536
5% 9/1/24	1,000,000	1,112,811
5% 9/1/27	150,000	173,797
Series 2016:
4% 9/1/23	1,500,000	1,584,455
4% 9/1/25	1,915,000	2,111,426
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	2,917,701
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,465,631
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,603,271
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/22	900,000	925,144
5% 7/1/23	770,000	827,486
5% 7/1/24	1,000,000	1,119,261
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	100,703
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,173,702
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,732,956
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/23	100,000	104,256
4% 2/1/24	240,000	258,389
4% 2/1/25	235,000	260,321
4% 2/1/26	210,000	238,085
4% 2/1/27	230,000	266,418
4% 2/1/28	230,000	270,209
4% 2/1/30	385,000	466,242
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,393,973
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	41,022
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,756,262
Series 2017 A1:
5% 6/1/22	1,000,000	1,023,183
5% 6/1/23	3,875,000	4,141,301
5% 6/1/28	1,510,000	1,827,788
Series A, 0% 6/1/24 (Escrowed to Maturity)	7,605,000	7,518,949
Indio Pub. Fing. Auth. Lease Rev. Series 2012, 5% 11/1/22	745,000	777,414
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2013, 5% 9/2/22	750,000	776,895
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/22 (Escrowed to Maturity)	615,000	637,021
5% 9/1/23 (Escrowed to Maturity)	1,205,000	1,304,062
Series 2013 A:
5% 9/1/22 (Escrowed to Maturity)	2,000,000	2,071,613
5% 9/1/23 (Escrowed to Maturity)	1,500,000	1,623,313
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,550,215
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	800,000	878,472
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) Series 2012, 5% 3/1/22	1,000,000	1,011,515
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2020 A, 5% 6/1/27	5,000,000	6,187,550
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	4,211,237
Series 2022 G:
5% 12/1/25 (c)	1,500,000	1,717,743
5% 12/1/26 (c)	1,750,000	2,064,082
5% 12/1/27 (c)	1,875,000	2,260,132
5% 12/1/28 (c)	1,625,000	2,000,971
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,345,624
5% 5/15/24	5,000,000	5,566,986
5% 5/15/25	5,015,000	5,794,827
Series 2020 B, 5% 5/15/26	7,000,000	8,359,564
Series C, 5% 5/15/25	265,000	306,207
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A, 5% 5/1/23 (Escrowed to Maturity)	475,000	507,195
Series 2014 B, 5% 5/1/23 (Escrowed to Maturity)	200,000	213,269
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	5,670,000	6,804,046
Series A:
5% 7/1/22	3,830,000	3,937,916
5% 7/1/24	435,000	487,238
5% 7/1/25	3,355,000	3,895,079
Series C, 5% 7/1/25	655,000	731,856
Series M1, 5% 7/1/25	300,000	348,293
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/22	2,480,000	2,517,317
5% 4/1/23	2,610,000	2,760,185
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,612,319
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,689,820
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,761,548
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,296,857
0% 8/1/24	2,850,000	2,809,337
Mount Diablo Unified School District Series 2022 B:
4% 8/1/24 (c)	4,335,000	4,657,210
4% 8/1/27 (c)	3,000,000	3,452,825
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	959,327
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,925,091
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,552,637
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000,000	10,839,664
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,125,000	2,291,685
5% 8/1/24	1,900,000	2,125,411
5% 8/1/24 (FSA Insured)	2,400,000	2,690,853
Series 2016:
5% 8/1/26	1,470,000	1,756,589
5% 8/1/29	940,000	1,119,451
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,322,832
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	5,000,000	5,658,978
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,313,525
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,211,525
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,005,000	902,998
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	324,923
5% 11/1/24	300,000	336,947
5% 11/1/25	350,000	405,890
5% 11/1/26	475,000	566,947
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,319,373
5% 11/1/26	1,875,000	2,237,947
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	647,475
Pittsburg School District Series C, 0% 8/1/52 (Pre-Refunded to 8/1/22 @ 16.874)	1,275,000	214,802
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,790,996
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,738,355
5% 6/15/24	2,440,000	2,723,606
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	2,051,356
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/22	990,000	1,022,786
5% 9/1/23	1,345,000	1,445,495
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (b)	25,000,000	25,605,724
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014, 5% 9/1/22 (FSA Insured)	1,400,000	1,447,868
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	309,638
5% 8/1/23	1,000,000	1,079,313
5% 8/1/24	730,000	821,375
5% 8/1/25	1,950,000	2,276,537
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,619,774
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,229,246
5% 8/1/24	1,500,000	1,683,914
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (FSA Insured)	1,455,000	1,354,112
0% 7/1/28 (FSA Insured)	500,000	454,505
Series 2014:
5% 7/1/23	605,000	647,472
5% 7/1/25	50,000	55,351
Series 2021:
4% 7/1/22 (FSA Insured)	675,000	689,544
4% 7/1/23 (FSA Insured)	900,000	950,503
4% 7/1/24 (FSA Insured)	1,000,000	1,091,700
4% 7/1/25 (FSA Insured)	1,200,000	1,347,419
4% 7/1/26 (FSA Insured)	1,100,000	1,266,037
4% 7/1/27 (FSA Insured)	350,000	410,550
4% 7/1/28 (FSA Insured)	625,000	744,780
4% 7/1/29 (FSA Insured)	250,000	301,739
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22 (Escrowed to Maturity)	275,000	282,545
5% 7/1/23	430,000	462,102
5% 7/1/24	575,000	643,417
5% 7/1/25	605,000	701,454
Series 2018 B:
5% 7/1/22 (Escrowed to Maturity)	1,000,000	1,027,438
5% 7/1/23	3,060,000	3,288,449
5% 7/1/24	1,560,000	1,745,618
5% 7/1/25	2,040,000	2,365,235
Series 2018 D:
5% 7/1/22	300,000	308,381
5% 7/1/23	500,000	537,328
5% 7/1/24	400,000	447,594
Series 2018 E, 5% 7/1/28	745,000	940,552
Series 2020:
5% 7/1/23	350,000	376,130
5% 7/1/24	730,000	816,860
5% 7/1/25	1,045,000	1,211,603
5% 7/1/26	370,000	442,890
5% 7/1/27	830,000	1,022,339
5% 7/1/28	700,000	883,740
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	2,206,479
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,054,008
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,603,553
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/22	1,500,000	1,540,300
5% 7/1/24	1,415,000	1,576,767
5% 7/1/26	1,450,000	1,721,205
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	50,354
Series 2020 A, 5% 7/1/22	2,055,000	2,112,413
Series 2020 B:
5% 7/1/23	3,755,000	4,035,335
5% 7/1/29	1,025,000	1,323,403
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,214,744
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,400,000	1,523,065
5% 10/15/25	1,605,000	1,876,847
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C, 5% 8/1/22	175,000	180,383
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	334,931
Series 2014:
5% 8/1/23 (FSA Insured)	400,000	429,844
5% 8/1/24 (FSA Insured)	750,000	837,494
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22 (Escrowed to Maturity)	1,100,000	1,126,577
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	1,920,383
5% 10/1/23	900,000	976,674
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,381,215
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/22	3,425,000	3,527,711
5% 7/15/23	3,440,000	3,704,642
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,976,874
Series 2013 A, 5% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	815,000	880,655
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/22 (FSA Insured)	1,000,000	1,024,608
5% 6/15/23 (FSA Insured)	630,000	673,333
5% 6/15/24 (FSA Insured)	100,000	111,327
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/23	1,125,000	1,196,420
5% 4/1/25	1,250,000	1,438,238
Santa Monica Pub. Fin. Rev. (Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	411,294
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,222,529
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A, 5% 8/15/22	750,000	767,921
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	7,298,757
Stockton Pub. Fing. Auth. Wastewtr. Series 2019, 1.4% 6/1/22	3,000,000	3,000,000
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	703,627
5% 10/1/24	700,000	786,856
5% 10/1/25	750,000	871,893
5% 10/1/26	1,000,000	1,197,128
5% 10/1/27	1,000,000	1,228,929
Stockton Unified School District Gen. Oblig. Series 2012, 5% 7/1/22 (FSA Insured)	1,220,000	1,254,084
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/22 (FSA Insured)	3,370,000	3,486,001
5% 9/1/23 (FSA Insured)	3,115,000	3,359,671
5% 9/1/24 (FSA Insured)	125,000	140,009
5% 9/1/26 (FSA Insured)	3,610,000	4,307,626
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,070,722
5% 6/1/27	500,000	611,932
Turlock Irrigation District Rev. Series 2020:
5% 1/1/23	4,315,000	4,535,815
5% 1/1/24	4,530,000	4,965,149
5% 1/1/25	4,760,000	5,422,031
5% 1/1/26	4,995,000	5,883,280
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	399,041
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	451,617
5% 1/1/23	450,000	471,370
5% 1/1/24	1,150,000	1,251,921
5% 1/1/26	500,000	581,657
5% 1/1/28	1,000,000	1,225,228
Walnut Energy Ctr. Auth. Rev. Series 2014 A, 5% 1/1/22	350,000	351,376
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/22	645,000	661,984
5% 7/1/23	715,000	765,194
5% 7/1/24	500,000	555,660
5% 7/1/25	500,000	574,902
5% 7/1/26	550,000	651,781
5% 7/1/27	600,000	730,241
Series A:
5% 7/1/22	200,000	205,266
5% 7/1/23	175,000	187,285
5% 7/1/24	200,000	222,264
5% 7/1/25	200,000	229,961
5% 7/1/26	250,000	296,264
5% 7/1/27	375,000	456,401
5% 7/1/28	400,000	498,621
5% 7/1/29	350,000	445,740
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	493,535
Series 2014 A:
5% 8/1/22	575,000	593,551
5% 8/1/23	1,500,000	1,619,232
Series E:
4% 8/1/25 (FSA Insured)	500,000	562,248
4% 8/1/27 (FSA Insured)	650,000	764,062
4% 8/1/27 (FSA Insured)	600,000	705,288
Series F, 4% 8/1/25 (FSA Insured)	400,000	449,798
TOTAL CALIFORNIA		761,278,092
Puerto Rico - 0.1%
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
5% 7/1/22	150,000	153,887
5% 7/1/23	50,000	53,370
5% 7/1/24	70,000	77,393
5% 7/1/25	95,000	108,290
5% 7/1/26	100,000	116,886
TOTAL PUERTO RICO		509,826
TOTAL MUNICIPAL BONDS (Cost $744,812,089)		761,787,918

Municipal Notes - 3.6%
	Principal Amount (a)	Value ($)
California - 3.6%
California Muni. Fin. Auth. Student Hsg. Participating VRDN Series 2021 XL 01 73, 0.1% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,550,000	3,550,000
Contra Costa County Schools TRAN Series A, 2% 12/1/21	1,100,000	1,100,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.03% 12/1/21, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(d)	1,950,000	1,950,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 A1, 0.01% 12/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,950,000	2,950,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B4, 0.02% 12/1/21 (Liquidity Facility Citibank NA), VRDN (b)	2,300,000	2,300,000
Series 2019 A1, 0.02% 12/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (b)	15,060,000	15,060,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(e)(f)(g)	510,000	510,000

TOTAL MUNICIPAL NOTES (Cost $27,420,000)		27,420,000

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $772,232,089)	789,207,918
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(33,088,049)
NET ASSETS - 100.0%	756,119,869

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,847,609 or 0.5% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $510,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc)	6/01/21	510,000

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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